Aristotle Portfolio Optimization Moderate Fund

Transactions with Affiliates
An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in an Aristotle Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

					Change in
	Value,			Net	Unrealized	Value,			Shares,
	Beginning		Sales	Realized	Appreciation	End	Distributions	Interest	End
	of Period	Purchases	Proceeds	Gain (Loss)	(Depreciation)	of Period	Received	Income	of Period
Aristotle Core Bond Fund - Class I	$-	$63,086,004	$(2,739,188)	$(21,284)	$247,000	$60,572,532	$431,441	$-	6,930,496
Aristotle Core Equity Fund - Class I	101,694,777	12,113,406	(6,436,774)	(487,834)	14,995,013	121,878,588	-	-	7,955,521
Aristotle Core Income Fund - Class I	142,224,176	7,086,801	(58,762,520)	(447,087)	665,334	90,766,704	1,276,017	-	9,376,726
Aristotle Floating Rate Income Fund - Class I	16,618,455	242,374	(10,225,723)	(123,457)	158,441	6,670,090	235,638	-	708,830
Aristotle Growth Equity Fund - Class I	81,696,566	9,718,071	(19,757,560)	1,662,845	10,663,018	83,982,940	-	-	5,200,182
Aristotle High Yield Bond Fund - Class I	36,153,422	503,849	(17,054,138)	(104,109)	644,598	20,143,622	488,678	-	2,163,654
Aristotle International Equity Fund - Class I	45,426,322	21,992	(9,944,660)	1,808,347	2,722,175	40,034,176	-	-	3,154,781
Aristotle Short Duration Income Fund - Class I	33,178,830	26,308,864	(3,071,744)	4,904	228,889	56,649,743	548,005	-	5,526,804
	$456,992,548	$119,081,361	$(127,992,307)	$2,292,325	$30,324,468	$480,698,395	$2,979,779	$-	41,016,994